RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following amounts are included in Due to affiliate:

		2017		2016
(millions of Canadian $)	Maturity Date	Outstanding December 31	Effective Interest Rate	Outstanding December 31	Effective Interest Rate

Credit Facility[1]	Demand	2,551	3.2%	2,358	2.7%
		2,551		2,358

1	TCPL has an unsecured $3.0 billion credit facility with TransCanada. Interest on this facility is charged at the prime rate per annum.